Income Taxes (Schedule Of Effective Tax Rate Differs From The Irish Tax Rate) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Tax Contingency [Line Items]
Irish standard tax rate	12.50%	12.50%	12.50%
Taxes at the Irish standard rate	$ 76.0	$ (40.3)	$ (16.2)
Irish income at rates other than Irish standard rate	(50.2)	(0.6)	0.5
Foreign rate differential reconciling item	(29.4)	(68.0)	2.1
Deferred tax impact of new state tax rules	40.0
Adjustments to non U.S. valuation allowance	2.6	47.7	72.1
Zonegran settlement		59.2
Permanent differences	7.7	3.4	(6.6)
R&D tax credit	(0.4)	(2.3)	(3.0)
Other	1.3	3.0	(2.5)
Provision for/(benefit from) income taxes	47.6	2.1	46.4
Zonegran tax settlement differences		59.2
Bermudian Income [Member]
Income Tax Contingency [Line Items]
Foreign rate differential reconciling item			2.1
Zonegran Tax Settlement [Member]
Income Tax Contingency [Line Items]
Nondeductible portion of Zonegran settlement		169.2
Settlement reserve charge		$ 206.3